Restructuring Charges	12 Months Ended
Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring Charges
3.	Restructuring Charges

In connection with the Merger, the Company initiated a restructuring plan to reduce duplicate corporate and divisional overhead costs and expenses. In addition, WRECO previously recognized restructuring expenses related to general cost reduction initiatives. Restructuring costs were comprised of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Employee-related costs	$9,211	$5,736	$573
Lease termination costs	1,332	5,202	1,887
Total	$10,543	$10,938	$2,460

Employee-related costs incurred during the year ended December 31, 2014 included employee retention and severance-related expenses of $8.3 million and stock-based compensation expense of $947,000 for employees terminated during the period.  Employee retention and severance-related expenses were $5.7 million and $573,000 for the years ended December 31, 2013 and 2012, respectively. Lease termination costs of $1.3 million, $5.2 million and $1.9 million during the years ended December 31, 2014, 2013 and 2012, respectively, relate to contract terminations as a result of general cost reduction initiatives.

Changes in employee-related restructuring reserves were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Accrued employee-related costs, beginning of period	$4,336	$28	$104
Current year charges	8,264	5,736	573
Payments	(8,756)	(1,428)	(649)
Accrued employee-related costs, end of period	$3,844	$4,336	$28

Changes in lease termination related restructuring reserves were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Accrued lease termination costs, beginning of period	$3,506	$2,335	$3,674
Current year charges	1,332	5,202	1,887
Payments	(3,444)	(4,031)	(3,226)
Accrued lease termination costs, end of period	$1,394	$3,506	$2,335

Employee and lease termination restructuring reserves are included in accrued expenses and other liabilities on our consolidated balance sheets.